UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
September 30, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--31.9%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.32%, 12/20/11	150,000,000		150,000,000
Barclays Bank
0.48% - 0.63%, 10/3/11 - 10/20/11	273,000,000	a	273,000,000
BNP Paribas (Yankee)
0.44%, 11/7/11	50,000,000		50,000,000
Canadian Imperial Bank of Commerce
0.18%, 10/3/11	40,000,000	a	40,007,195
Credit Industriel et Commercial (Yankee)
0.47%, 11/3/11	50,000,000		50,000,000
Credit Suisse (Yankee)
0.18%, 10/14/11	100,000,000		100,000,000
Natixis New York (Yankee)
0.55%, 10/3/11	250,000,000		250,000,000
Nordea Bank Finland (Yankee)
0.30%, 12/22/11	100,000,000		100,000,000
Royal Bank of Scotland PLC (Yankee)
0.24%, 10/24/11	100,000,000		100,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.21% - 0.33%, 10/14/11 - 12/22/11	150,000,000	b	150,000,000
UBS (Yankee)
0.15%, 10/17/11	100,000,000		100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,363,007,195)			1,363,007,195
Commercial Paper--14.1%
Bank of Nova Scotia
0.01%, 10/3/11	190,000,000		189,999,894
Deutsche Bank Financial LLC
0.08%, 10/3/11	190,000,000		189,999,156
Erste Abwicklungsanstalt
0.32%, 11/21/11	100,000,000		99,954,667
Mizuho Funding LLC
0.20%, 10/14/11	35,000,000	b	34,997,472
UBS Finance Delaware Inc.
0.03%, 10/3/11	90,000,000		89,999,850
Total Commercial Paper
(cost $604,951,039)			604,951,039
Asset-Backed Commercial Paper--2.7%
Grampian Funding LLC
0.27%, 10/17/11
(cost $114,986,200)	115,000,000	[b]	114,986,200
Time Deposits--21.8%
Bank of America N.A. (Grand Cayman)
0.01%, 10/3/11	190,000,000		190,000,000
Bank of Tokyo-Mitsubishi Ltd. (Grand Cayman)

0.05%, 10/3/11	40,000,000		40,000,000
DnB NOR Bank ASA (Grand Cayman)
0.04%, 10/3/11	190,000,000		190,000,000
National Australia Bank (Grand Cayman)
0.01%, 10/3/11	123,000,000		123,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.01%, 10/3/11	200,000,000		200,000,000
Svenska Handelsbanken (Grand Cayman)
0.01%, 10/3/11	190,000,000		190,000,000
Total Time Deposits
(cost $933,000,000)			933,000,000
U.S. Government Agencies--8.6%
Federal Farm Credit Bank
0.30%, 11/23/11	100,000,000	a	99,989,707
Federal Home Loan Bank
0.03%-0.26%, 10/3/11-12/30/11	167,312,000	a	167,276,311
Federal Home Loan Mortgage Corp.
0.30%, 10/3/11	100,000,000	a,c	99,961,349
Total U.S. Government Agencies
(cost $367,227,367)			367,227,367
U.S. Treasury Notes--4.7%
0.03%, 1/3/12
(cost $202,293,510)	200,000,000		202,293,510
Repurchase Agreements--16.1%
Barclays Capital, Inc.
0.05%, dated 9/30/11, due 10/3/11 in the amount of
$189,000,788 (fully collateralized by $187,070,400
U.S. Treasury Notes, 1.38%, due
11/30/15, value $192,780,038)	189,000,000		189,000,000
Deutsche Bank Securities Inc.
0.03%, dated 9/30/11, due 10/3/11 in the amount of
$500,001,250 (fully collateralized by $32,361,000
U.S. Treasury Bonds, 8%, due 11/15/21, value $51,408,361,
$134,522,900 U.S. Treasury Inflation
Protected Securities, 2%, due 7/15/14, value
$174,631,081 and $282,762,900 U.S. Treasury Notes,
0.38%-0.63%, due 9/30/12-7/15/14, value $283,960,615)	500,000,000		500,000,000
Total Repurchase Agreements
(cost $689,000,000)			689,000,000
Total Investments (cost $4,274,465,311)	99.9%		4,274,465,311
Cash and Receivables (Net)	.1%		3,355,444
Net Assets	100.0%		4,277,820,755

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $299,983,672 or 7.0% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,274,465,311
Level 3 - Significant Unobservable Inputs	-
Total	4,274,465,311

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund
September 30, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--30.9%	of Purchase (%)	Amount ($)	Value ($)
10/13/11	0.03	200,000,000	199,997,833
11/25/11	0.01	100,000,000	99,999,236
12/29/11	0.01	100,000,000	99,998,764
3/1/12	0.04	50,000,000	49,992,084
Total U.S. Treasury Bills
(cost $449,987,917)			449,987,917

U.S. Treasury Notes--23.5%
11/30/11	0.06	50,000,000	50,056,415
12/15/11	0.07	100,000,000	100,215,940
2/15/12	0.07	100,000,000	100,484,985
2/29/12	0.18	89,317,000	90,961,776
Total U.S. Treasury Notes
(cost $341,719,116)			341,719,116

Repurchase Agreements--45.5%
Barclays Capital, Inc.
dated 9/30/11, due 10/3/11 in the amount of
$112,000,467 (fully collateralized by $98,778,500
U.S. Treasury Notes, 3.13%-3.63%, due
2/15/21-5/15/21, value $114,240,110)	0.05	112,000,000	112,000,000
BNP Paribas
dated 9/30/11, due 10/3/11 in the amount of
$150,000,625 (fully collateralized by $101,665,700
U.S. Treasury Bonds, 6.13%-6.25%, due
8/15/29-5/15/30, value $153,000,109)	0.05	150,000,000	150,000,000
Citibank, NA
dated 9/30/11, due 10/3/11 in the amount of
$150,000,625 (fully collateralized by $132,279,600
U.S. Treasury Notes, 3.63%, due 2/15/21, value
$153,000,042)	0.05	150,000,000	150,000,000
Deutsche Bank Securities Inc.
dated 9/30/11, due 10/3/11 in the amount of
$150,000,375 (fully collateralized by $305,097,791
U.S. Treasury Strips, due 11/15/24-5/15/39, value
$153,000,000)	0.03	150,000,000	150,000,000
Merrill Lynch & Co. Inc.
dated 9/30/11, due 10/3/11 in the amount of
$100,000,167 (fully collateralized by $99,394,200
U.S. Treasury Notes, 1.25%, due 10/31/15, value
$102,000,019)	0.02	100,000,000	100,000,000
Total Repurchase Agreements
(cost $662,000,000)			662,000,000
Total Investments (cost $1,453,707,033)		99.9%	1,453,707,033

Cash and Receivables (Net)	.1%	1,726,790
Net Assets	100.0%	1,455,433,823

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,453,707,033
Level 3 - Significant Unobservable Inputs	-
Total	1,453,707,033

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
September 30, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--90.4%	of Purchase (%)	Amount ($)	Value ($)
10/6/11	0.00	104,000,000	104,000,000
10/13/11	0.00	31,000,000	30,999,999
10/20/11	0.00	164,000,000	164,000,000
10/27/11	0.00	50,000,000	50,000,000
11/3/11	0.00	15,000,000	14,999,931
12/1/11	0.02	161,000,000	160,995,908
12/8/11	0.02	95,000,000	94,996,411
12/15/11	0.06	100,000,000	99,988,021
12/22/11	0.01	81,000,000	80,998,679
Total U.S. Treasury Bills
(cost $800,978,949)			800,978,949

U.S. Treasury Notes--9.6%
10/31/11	0.09	20,000,000	20,014,881
12/15/11	0.07	25,000,000	25,053,985
1/3/12	0.03	40,000,000	40,096,594
Total U.S. Treasury Notes
(cost $85,165,460)			85,165,460
Total Investments (cost $886,144,409)		100.0%	886,144,409
Cash and Receivables (Net)		.0%	415,561
Net Assets		100.0%	886,559,970

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	886,144,409
Level 3 - Significant Unobservable Inputs	-
Total	886,144,409

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skpayak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skpayak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)